Investment in Joint Venture	12 Months Ended
Jan. 01, 2022
Equity Method Investments and Joint Ventures [Abstract]
Investment in Joint Venture
6. Investment in Joint Venture
The Company holds a 45% interest in a joint venture with a foreign corporation. The joint venture, located in Mexico, manufactures and distributes steel rolling doors in Mexico and South America. The Company originally contributed $637 of machinery and equipment. The Company accounts for its investment in the joint venture by using the equity method of accounting under which the Company’s share of the net income of the joint venture is recognized as income in the Company’s consolidated statements of operations and comprehensive income and added to the investment account. Distributions received from the joint venture are treated as a reduction of the investment account.
As of January 1, 2022 and December 26, 2020, the Company’s investment in the joint venture was approximately $851 and $1,002
, respectively. The investment in joint venture is included within other assets on the consolidated balance sheets. For the year
s
 ended January 1, 2022, December 26, 2020, and
December 28, 2019, approximately
($151)
,
$61
, and $89
of undistributed (losses) and earnings are included in other income (expense), respectively.